Annual License Maintenance Fee Commitments (Detail) (USD $)	Sep. 30, 2014
Contractual Obligation Fiscal Year Maturity [Line Items]
2015	$ 45,000
2016	50,000
2017	50,000
2018	50,000
Contractual obligation, total	$ 195,000